Acquisition of Iason Container Carrier S.A. (M/V Hyundai Paramount) - Purchase Price Allocation (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 27, 2013 Iason Container Carrier S.A.
Business Acquisition
Vessel				$ 54,000
Above market acquired time charter				19,768
Identifiable assets				73,768
Purchase price				(65,000)
Gain from bargain purchase	$ 42,256	$ 0	$ 82,453	$ 8,768